Cover	Jul. 24, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jul. 24, 2023
file number	333-225433
RegistrantName	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
IncorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
CityAreaCode	702
LocalPhoneNumber	509-1747
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tender Offer	false
Emerging growth company	true
Elected Not To Use the Extended Transition Period	false